Risk Management (Details 7) - USD ($)		Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Unquoted bonds	[1]	$ 3,197,915	$ 3,235,896	$ 3,737,287
AAA Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			44,953,920	2,353,731
Unquoted bonds
Total			44,953,920	2,353,731
AA+ Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			4,610,576	4,771,755
Unquoted bonds
Total			4,610,576	4,771,755
AA Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			2,926,031	7,124,087
Unquoted bonds
Total			2,926,031	7,124,087
Aa2 Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			7,530,619	7,876,959
Unquoted bonds
Total			7,530,619	7,876,959
AA- Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			9,408,620	17,408,093
Unquoted bonds
Total			9,408,620	17,408,093
Aa3 Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			2,394,194	5,527,355
Unquoted bonds
Total			2,394,194	5,527,355
A+ Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			18,340,787	15,840,316
Unquoted bonds
Total			18,340,787	15,840,316
A1 Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			1,514,025	12,009,630
Unquoted bonds
Total			1,514,025	12,009,630
A Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			28,935,441	19,653,276
Unquoted bonds
Total			28,935,441	19,653,276
A2 Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			5,435,133	9,512,157
Unquoted bonds
Total			5,435,133	9,512,157
A- Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			32,466,296	11,914,322
Unquoted bonds
Total			32,466,296	11,914,322
A3 Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			8,975,157	10,679,082
Unquoted bonds
Total			8,975,157	10,679,082
BBB+ Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			16,038,586	13,216,017
Unquoted bonds
Total			16,038,586	13,216,017
BBB Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			14,521,672	14,273,503
Unquoted bonds
Total			14,521,672	14,273,503
Baa2 Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			1,396,365	1,385,487
Unquoted bonds
Total			1,396,365	1,385,487
BBB- Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			7,333,329	2,899,954
Unquoted bonds
Total			7,333,329	2,899,954
BB- Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			215,930	203,749
Unquoted bonds
Total			215,930	203,749
Not Rated Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			1,528,680	3,012,640
Unquoted bonds			2,968,273	3,456,837
Total			4,496,953	6,469,477
Total Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds			208,525,361	162,161,914
Unquoted bonds			2,968,273	3,456,837
Total			$ 211,493,634	165,618,751
Aa1 Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds				755,556
Unquoted bonds
Total				755,556
Baa1 Rating Grade [Member]
Disclosure of credit risk exposure [line items]
Bonds				1,744,245
Unquoted bonds
Total				$ 1,744,245

[1]	The Group has an investment in an unquoted bond denominated in JOD (USD pegged currency) issued by 'Specialized Investment Compound Co.' a local company based in Jordan with a maturity date of 22nd February 2016. Said company is currently under liquidation, due to which 85% of original bond holdings with nominal value amounted to USD 1,235,543 were not paid on that maturity date.